Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest
The following depicts changes to the balance of the redeemable noncontrolling interest:

Redeemable Noncontrolling Interest
(Thousands of dollars)
Balance, December 31, 2018	$81,831
Net income attributable to redeemable noncontrolling interest	2,711
Balance, December 31, 2019	84,542
Net income attributable to redeemable noncontrolling interest	6,661
Redemption value adjustment	74,513
Balance, December 31, 2020	$165,716